SCHEDULE OF RESTATEMENTS OF CASH FLOWS (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss with adjustments						$ (3,980,820)	$ (4,142,666)
Loss from Iveda Phils Joint Venture		$ (214,303)	$ (608,932)	$ (1,582,221)	$ (2,549,207)	(4,070,303)	(4,040,875)
Net loss				(507,956)	1,548,762	439,945	(523,633)
Net Cash Used in Operating Activities				(1,775,080)	(3,529,933)	(4,419,748)	(3,333,360)
Purchase of Property and Equipment, Net						(2,608)	(85,593)
Net Cash Provided by (Used in) Investing Activities					(2,615)	(2,608)	(265,593)
Change in restricted Cash						685
CASH AND CASH EQUIVALENTS - END OF PERIOD				2,382,949	2,319,084	2,260,419	1,023,833
EFFECT OF EXCHANGE RATE CHANGES ON CASH				65,107	(25,607)	(48,045)	1,780
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				672,976	(1,239,071)	(2,209,982)	(2,573,340)
CASH, RESTRICTED CASH AND CASH EQUIVALENTS - END OF PERIOD		$ 3,331,276	$ 3,629,211	$ 3,331,276	$ 3,629,211	$ 2,658,300	4,868,282
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss with adjustments							(3,235,124)
Net loss							(522,460)
Net Cash Used in Operating Activities							(2,604,645)
Purchase of Property and Equipment, Net							(878,205)
Net Cash Provided by (Used in) Investing Activities							(878,205)
Joint Venture Non-Controlled Equity Portion							(99,048)
Change in restricted Cash							(685)
CASH AND CASH EQUIVALENTS - END OF PERIOD							924,100
EFFECT OF EXCHANGE RATE CHANGES ON CASH							1,252
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS							(2,557,499)
CASH, RESTRICTED CASH AND CASH EQUIVALENTS - END OF PERIOD							4,754,596
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss with adjustments	[1]						(792,612)
Loss from Iveda Phils Joint Venture							180,000
Net loss	[2]						(1,173)
Net Cash Used in Operating Activities	[1]						(792,612)
Purchase of Property and Equipment, Net	[1]						(792,612)
Net Cash Provided by (Used in) Investing Activities	[1]						(792,612)
Joint Venture Non-Controlled Equity Portion	[2]						99,048
Change in restricted Cash	[3]						685
CASH AND CASH EQUIVALENTS - END OF PERIOD	[2]						99,048
EFFECT OF EXCHANGE RATE CHANGES ON CASH	[2]						528
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	[2]						(15,841)
CASH, RESTRICTED CASH AND CASH EQUIVALENTS - END OF PERIOD	[2]						(16,092)
Revision of Prior Period, Reclassification, Adjustment [Member] | Research and Development Expense [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss							(114,930)
Revision of Prior Period, Reclassification, Adjustment [Member] | Loss From Joint Venture [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss							180,000
Net Cash Used in Operating Activities							180,000
Revision of Prior Period, Reclassification, Adjustment [Member] | Increase Decrease In Accounts and Other Payable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss							(1,173)
Net Cash Used in Operating Activities							(1,173)
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Loss From Joint Venture [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Used in Operating Activities							(114,930)
Revision of Prior Period, Reclassification, Adjustment [Member] | Restricted Cash WriteOff [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
CASH AND CASH EQUIVALENTS - END OF PERIOD							685
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Restricted Cash [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
CASH AND CASH EQUIVALENTS - END OF PERIOD	[4]						129,778
Revision of Prior Period, Reclassification, Adjustment [Member] | Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
CASH AND CASH EQUIVALENTS - END OF PERIOD							4,868,282
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss with adjustments
Loss from Iveda Phils Joint Venture							180,000
Net loss							(523,633)
Purchase of Property and Equipment, Net							(85,593)
Net Cash Provided by (Used in) Investing Activities							(85,593)
Joint Venture Non-Controlled Equity Portion
Change in restricted Cash
EFFECT OF EXCHANGE RATE CHANGES ON CASH							1,780
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS							(2,573,540)
Restated [Member] | Research and Development Expense [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss							(4,142,666)
Restated [Member] | Increase Decrease In Accounts and Other Payable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Used in Operating Activities							(3,333,360)
Restated [Member] | Restricted Cash WriteOff [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
CASH AND CASH EQUIVALENTS - END OF PERIOD							$ 1,023,833

[1]	2023 Capitalized Software expensed to Research and Development
[2]	An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded as the equity method. The net loss effect is $180,000 less the $65,070 loss recorded in 2023 in consolidation. Net $114,930 additional loss recorded in 2023.
[3]	Eliminate line item for change in restricted cash of $685
[4]	Added Restricted Cash to Cash and Cash Equivalents